Other current assets (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Prepayments	SFr 2,486	SFr 3,910
Accrued income	1,131	679
Prepaid expenses and accrued income	SFr 3,617	SFr 4,589